Loans and Allowance for Credit Losses - Summary of TDR Loans on Accrual and Nonaccrual (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) loan	Dec. 31, 2022 USD ($) contract	Dec. 31, 2021 USD ($) loan	Dec. 31, 2021 USD ($) contract	Dec. 31, 2020 contract
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Loans	257	51	249	5	40
Balance of Loans	$ 48,185	$ 48,185	$ 47,535	$ 47,535
Special Mention | Contractual Obligation Modification | TDRs on Accrual Status
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Loans | loan	179		197
Balance of Loans	$ 28,834	$ 28,834	$ 33,336	33,336
Special Mention | Contractual Obligation Modification | TDRs on Non-accrual Status
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Loans		78	52
Balance of Loans	$ 19,351	$ 19,351	$ 14,199	$ 14,199
Commercial Portfolio Segment | Commercial and industrial
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Loans	11	4	7	0	1
Balance of Loans	$ 15,766	$ 15,766	$ 13,728	$ 13,728
Commercial Portfolio Segment | Commercial and industrial | Special Mention | Contractual Obligation Modification | TDRs on Accrual Status
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Loans | loan	2		1
Balance of Loans	$ 4,449	4,449	$ 3,745	3,745
Commercial Portfolio Segment | Commercial and industrial | Special Mention | Contractual Obligation Modification | TDRs on Non-accrual Status
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Loans | loan	9		6
Balance of Loans	$ 11,317	$ 11,317	$ 9,983	$ 9,983
Commercial Portfolio Segment | Commercial real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Loans		0	1	0	1
Balance of Loans			$ 3,520	$ 3,520
Commercial Portfolio Segment | Commercial real estate | Special Mention | Contractual Obligation Modification | TDRs on Accrual Status
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Loans | loan			1
Balance of Loans			$ 3,520	3,520
Commercial Portfolio Segment | Commercial real estate | Special Mention | Contractual Obligation Modification | TDRs on Non-accrual Status
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Loans | loan			0
Balance of Loans			$ 0	$ 0
Commercial Portfolio Segment | Business banking
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Loans	33	30	8	0	6
Balance of Loans	$ 6,225	$ 6,225	$ 4,213	$ 4,213
Commercial Portfolio Segment | Business banking | Special Mention | Contractual Obligation Modification | TDRs on Accrual Status
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Loans | loan	11		5
Balance of Loans	$ 4,124	4,124	$ 3,830	3,830
Commercial Portfolio Segment | Business banking | Special Mention | Contractual Obligation Modification | TDRs on Non-accrual Status
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Loans | loan	22		3
Balance of Loans	$ 2,101	$ 2,101	$ 383	$ 383
Residential Portfolio Segment | Residential real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Loans	142	10	148	2	6
Balance of Loans	$ 21,634	$ 21,634	$ 22,134	$ 22,134
Residential Portfolio Segment | Residential real estate | Special Mention | Contractual Obligation Modification | TDRs on Accrual Status
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Loans | loan	114		121
Balance of Loans	$ 17,618	17,618	$ 19,119	19,119
Residential Portfolio Segment | Residential real estate | Special Mention | Contractual Obligation Modification | TDRs on Non-accrual Status
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Loans | loan	28		27
Balance of Loans	$ 4,016	$ 4,016	$ 3,015	$ 3,015
Consumer Portfolio Segment | Consumer home equity
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Loans	70	7	83	3	22
Balance of Loans	$ 4,549	$ 4,549	$ 3,922	$ 3,922
Consumer Portfolio Segment | Consumer home equity | Special Mention | Contractual Obligation Modification | TDRs on Accrual Status
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Loans | loan	51		67
Balance of Loans	$ 2,632	2,632	$ 3,104	3,104
Consumer Portfolio Segment | Consumer home equity | Special Mention | Contractual Obligation Modification | TDRs on Non-accrual Status
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Loans | loan	19		16
Balance of Loans	$ 1,917	$ 1,917	$ 818	$ 818
Consumer Portfolio Segment | Other consumer
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Loans	1	0	2	0	4
Balance of Loans	$ 11	$ 11	$ 18	$ 18
Consumer Portfolio Segment | Other consumer | Special Mention | Contractual Obligation Modification | TDRs on Accrual Status
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Loans | loan	1		2
Balance of Loans	$ 11	11	$ 18	18
Consumer Portfolio Segment | Other consumer | Special Mention | Contractual Obligation Modification | TDRs on Non-accrual Status
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Loans | loan	0		0
Balance of Loans	$ 0	$ 0	$ 0	$ 0